CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net profit	€ 833,136	€ 608,880	€ 698,708
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	(463)	34	(2,078)
Related tax impact	110	1	456
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(353)	35	(1,622)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments	(64,130)	40,109	(2,272)
Exchange differences on translating foreign operations	14,229	(11,731)	2,652
Related tax impact	17,960	(11,291)	610
Total items that may be reclassified to the consolidated income statement in subsequent periods	(31,941)	17,087	990
Total other comprehensive (loss)/income, net of tax	(32,294)	17,122	(632)
Total comprehensive income	800,842	626,002	698,076
Total comprehensive income attributable to:
Owners of the parent	797,988	625,053	695,075
Non-controlling interests	€ 2,854	€ 949	€ 3,001